FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENT
Schedule of reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs

Post-acquisition settlement consideration contingency
RMB’000

Fair value at January 1, 2010	—

Changes in fair value	16,569
Transfers in and/or out of Level 3	—
Fair value at December 31, 2010	16,569
Changes in fair value	7,158
Paid during 2011	(4,834)
Waiver of loans receivables from the sellers (Note 4(b))	(18,893)
Transfers in and/or out of Level 3	—
Fair value at December 31, 2011	—

Schedule of reconciliation of assets measured at fair value on a recurring basis using significant unobservable inputs
Investment in the Series A Preferred Shares of an unlisted PRC company
RMB’000

Fair value at January 1, 2011	—
Investment during 2011	1,259
Changes in fair value	457
Transfers in and/or out of Level 3	—
Fair value at December 31, 2011	1,716
Fair value at December 31, 2012	1,716
Fair value at December 31, 2012 (US$’000)	275